UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bruce & Co., Inc.
Address:  20 N. Wacker Drive
          Suite 2414
          Chicago, IL  60606

Form 13F File Number:  028-11869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Jeffrey Bruce
Title:    Vice President
Phone:    312-236-9160

Signature, Place, and Date of Signing:

     /s/ R. Jeffrey Bruce           Chicago, IL               05-13-2011
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           56

Form 13F Information Table Value Total:  $   227,047
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

   COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
   --------                 --------    --------   --------         --------          --------    --------          --------
                                                    VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED   NONE
--------------          --------------   -----     --------   -------   ---   ----   ----------   --------    ----    ------   ----
Abbott                  Common         002824100     9,000      180,000  SH             sole        none      180,000
AES CORP  Pfd. C        Pfd 6.75%      00808N202     2,750       57,300  SH             sole        none       57,300
Alanco Technologies     Common         011612603       291      107,957  SH             sole        none      107,957
Allstate                Common         020002101     5,483      172,000  SH             sole        none      172,000
AMERCO                  Common         023586100    15,747      162,350  SH             sole        none      162,350
AMERICA SERVICE         Common         02364L109    15,783      631,347  SH             sole        none      631,347
ANTIGENICS              Common         037032109     1,350    1,401,099  SH             sole        none    1,401,099
Sandridge Energy        Common         80007P307     4,586      382,168  SH             sole        none      382,168
Sandridge Energy        Pfd 8.5%       80007P604    10,200       60,000  SH             sole        none       60,000
ATP Oil & Gas           Common         00208J108     1,322       79,000  SH             sole        none       79,000
ATP Oil & Gas           Pfd 8%         00208J702    10,800      120,000  SH             sole        none      120,000
Calpine                 Common         131347304     4,127      294,849  SH             sole        none      294,849
C & D Technologies      Common         124661208    13,285    1,660,651  SH             sole        none    1,660,651
Biosante                Cv 3.125%      150921AB0       850    1,000,000  PRN            sole        none    1,000,000
Biosante                Cv 3.125%      150921ac8     1,163    2,015,000  PRN            sole        none    2,015,000
BZP Resources           Cv 6.5%        055639aa6     3,120    3,000,000  PRN            sole        none    3,000,000
CELL THERAPEUTICS IN    Cv 5.75%/11    150934AL1     5,900    6,480,000  PRN            sole        none    6,480,000
DeCode Genetics         Cv 3.5%        243586AB0       249   24,987,000  PRN            sole        none   24,987,000
Double Eagle            Common         258570209       690      156,919  SH             sole        none      156,919
DURECT CORP             Common         266605104     2,546    1,215,973  SH             sole        none    1,215,973
EDAP                    Common         268311107     3,889      689,635  SH             sole        none      689,635
ELAN CORP PLC           Common         284131208     1,571      196,400  SH             sole        none      196,400
Endeavor International  Cv 6.0%        29257MAB6     9,504    9,900,000  PRN            sole        none    9,900,000
Exxon                   Common         30231G102       360        5,184  SH             sole        none        5,184
Flotek                  Cv 5.25%       343389AA0     3,915    4,500,000  PRN            sole        none    4,500,000
Flotek                  Common         343389102     5,400      675,000  SH             sole        none      675,000
Nextera Energy          Common         302571104     5,071      103,500  SH             sole        none      103,500
GAINSCO INC             Common         363127200     2,046      240,727  SH             sole        none      240,727
Hospira                 Common         441060100       574       10,000  SH             sole        none       10,000
Human Genome            Cv 2.25%       444903AK4     2,370    1,500,000  PRN            sole        none    1,500,000
Integrys Energy         Common         92931B106     2,153       38,094  SH             sole        none       38,094
Intermune               Cv 5.0%        45884XAD5     1,025      500,000  PRN            sole        none      500,000
INTERNET CAPITAL        Common         46059C205     2,620      184,300  SH             sole        none      184,300
ISIS PHARMACEUTICALS    Cv 2.625%      464337AD6     1,900    2,000,000  PRN            sole        none    2,000,000
ISIS PHARMACEUTICALS    Cv 2.625%      464337AE4     2,755    2,900,000  PRN            sole        none    2,900,000
Kinross                 Common         496902404     6,552      344,848  SH             sole        none      344,848
Kellogg                 Common         487836108       221        4,436  SH             sole        none        4,436
Mannkind                Cv 3.75%       56400PAA0     6,209   12,175,000  PRN            sole        none   12,175,000
Mannkind                Cv 5.75%       56400PAB8     7,760    9,700,000  PRN            sole        none    9,700,000
MERCK & CO INC          Common         589331107     2,345       67,000  SH             sole        none       67,000
Midway Games            Cv 6%          598148AB0       381    2,700,000  PRN            sole        none    2,700,000
Titan Wheel             Common         88830m102     8,100      300,000  SH             sole        none      300,000
Titan Wheel             Cv 5.625%      888305aa7     2,500    1,000,000  SH             sole        none    1,000,000
Omega Protein           Common         68210P107     8,323      640,270  SH             sole        none      640,270
Oscient Pharm Corp      Cv 12.5%       68812RAD7       245    2,583,466  PRN            sole        none    2,583,466
PFIZER INC              Common         717081103     6,600      330,000  SH             sole        none      330,000
Pepco Holding           Common         713291102       818       60,900  SH             sole        none       60,900
RLI CORP                Common         749607107     4,104       76,000  SH             sole        none       76,000
Unisource Energy        Common         909205106     2,944       82,900  SH             sole        none       82,900
Unisource Energy        Cv 4.5%        909205ab2     4,100    4,000,000  PRN            sole        none    4,000,000
US Ecology              Common         91732J102     1,087       67,987  SH             sole        none       67,987
Astrotech               Common         846243400     1,305    1,070,073  SH             sole        none    1,070,073
Vion Pharmacueticals    Cv 7.75%       927624AA4       500   12,510,000  PRN            sole        none   12,510,000
Viropharma              Cv 2%          928241AH1     3,100    3,000,000  PRN            sole        none    3,000,000
XM Sirius               Cv 7%          98375YAU0     4,930    4,000,000  PRN            sole        none    4,000,000
XEL Energy              Common         98389B100       528       24,011  SH             sole        none       24,011